Share Capital and Public Offerings	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share Capital and Public Offerings

Note 15

Share Capital and Public Offerings:

As of June 30, 2021, the Company had 12,068,325 registered and issued common shares.

On February 2, 2021, the Company completed the closing of its initial public offering of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one Warrant. The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares, of which the underwriters exercised the option to purchase warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s initial public offering and therefore have the same exercise price of $4.15 per share. The Warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the Warrants issued of $6,438,791 was allocated from the total net proceeds of the common share issuance on a relative basis to the common shares and Warrants.

Additionally, the Company issued 144,578 Warrants to the underwriters as compensation at 3% of the total units sold on its initial public offering and these Warrants have an exercise price of $5.1875. These Warrants were also evaluated, and the Company determined that equity classification was appropriate. The fair value of these Warrants of $303,847 was deducted from the gross proceeds received in the initial public offering.

The following table summarizes the common share warrant activity for the six months ended June 30, 2021:

Balance at January 1, 2021	-
Issuances	5,686,746
Exercises	(277,000)
Balance at June 30, 2021	5,409,746